March 10, 1996
                          DREYFUS A BONDS PLUS, INC.
                           SUPPLEMENT TO PROSPECTUS
                             DATED AUGUST 1, 1996
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION
CONTAINED IN THE FUND'S PROSPECTUS UNDER THE CAPTION ENTITLED "MANAGEMENT OF THE FUND."
        The Fund's portfolio is managed by the Taxable Fixed-Income Committee of The Dreyfus Corporation.
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